Note 4 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)					3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 28, 2023	Jun. 09, 2023	Jun. 23, 2022	Aug. 01, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Mar. 31, 2024	Jul. 30, 2022
Statement Line Items [Line Items]
Balance					$ 4,082,338	$ 3,647,909		$ 3,647,909
Cash					140,895	187,849		198,829
Shares					100,000			235,600
Balance					4,323,233		$ 4,323,233	4,082,338
Balance					11,012,075	8,829,882	11,012,075	8,829,882
Assay							27,236	17,857
Geological, consulting, and Other							612,311	2,364,336
Exploration cost recovery							(200,000)	(200,000)
Balance					11,451,622		11,451,622	11,012,075
Total Balance					15,774,855		15,774,855	15,094,413
Zoro property [member]
Statement Line Items [Line Items]
Balance					1,909,407	1,909,407		1,909,407
Cash					0			0
Shares					0			0
Balance					1,909,407		1,909,407	1,909,407
Balance					6,552,532	4,653,559	6,552,532	4,653,559
Assay							27,236	0
Geological, consulting, and Other							596,910	1,898,973
Exploration cost recovery							(300,000)	0
Balance					6,876,678		6,876,678	6,552,532
Total Balance					8,786,085		8,786,085	8,461,939
Grass River Property [member]
Statement Line Items [Line Items]
Balance					45,255	43,500		43,500
Cash					0			1,755
Shares					0			0
Balance					45,255		45,255	45,255
Balance					680,016	596,124	680,016	596,124
Assay							0	0
Geological, consulting, and Other							0	83,892
Exploration cost recovery							0	0
Balance					680,016		680,016	680,016
Total Balance					725,271		725,271	725,271
Peg North Property [member]
Statement Line Items [Line Items]
Balance					400,000	200,000		200,000
Cash	$ 100,000		$ 100,000		100,000			100,000
Shares		$ 100,000	$ 100,000		100,000			100,000
Balance					600,000		600,000	400,000
Balance					849,406	660,472	849,406	660,472
Assay							0	15,188
Geological, consulting, and Other							3,909	173,746
Exploration cost recovery							0	0
Balance					853,315		853,315	849,406
Total Balance					1,453,315		1,453,315	1,249,406
Winston Property [member]
Statement Line Items [Line Items]
Balance					1,338,793	1,334,548		1,334,548
Cash					40,895			4,245
Shares					0			0
Balance					1,379,688		1,379,688	1,338,793
Balance					419,233	371,909	419,233	371,909
Assay							0	0
Geological, consulting, and Other							0	47,324
Exploration cost recovery							0	0
Balance					419,233		419,233	419,233
Total Balance					1,798,921		1,798,921	1,758,026
Jean Lake Property [member]
Statement Line Items [Line Items]
Balance					250,000	150,000		150,000
Cash				$ 25,000	0			50,000	$ 50,000
Shares				$ 25,000	0			50,000	$ 50,000
Balance					250,000		250,000	250,000
Balance					2,465,023	2,509,453	2,465,023	2,509,453
Assay							0	2,669
Geological, consulting, and Other							8,492	152,901
Exploration cost recovery							100,000	(200,000)
Balance					2,573,515		2,573,515	2,465,023
Total Balance					2,823,515		2,823,515	2,715,023
Jol Lithium Property [member]
Statement Line Items [Line Items]
Balance					11,730	10,454		10,454
Cash					0			1,276
Shares					0			0
Balance					11,730		11,730	11,730
Balance					45,865	38,365	45,865	38,365
Assay							0	0
Geological, consulting, and Other							3,000	7,500
Exploration cost recovery							0	0
Balance					48,865		48,865	45,865
Total Balance					60,595		60,595	57,595
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance					127,153	0		0
Cash					0			41,553
Shares					0			85,600
Balance					127,153		127,153	127,153
Balance					0	$ 0	0	0
Assay							0	0
Geological, consulting, and Other							0	0
Exploration cost recovery							0	0
Balance					0		0	0
Total Balance					$ 127,153		$ 127,153	$ 127,153